Share-based Compensation and Stock Plans (Tables)	12 Months Ended
May 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
The following table summarizes stock option activity for the years ended May 31, 2013, 2012 and 2011:

	Stock Options	Weighted Average Exercise Price
Outstanding, May 31, 2010	35,286,500	$10.00
Granted	2,274,000	10.00
Forfeitures	(2,535,875)	10.00
Outstanding, May 31, 2011	35,024,625	$10.00
Granted	2,594,500	10.00
Forfeitures	(2,867,417)	10.00
Outstanding, May 31, 2012	34,751,708	$10.00
Granted	3,564,600	7.88
Forfeitures	(2,349,019)	7.88
Outstanding, May 31, 2013	35,967,289	$7.88

Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options
The fair value estimates are based on the following weighted average assumptions:

	May 31, 2013	May 31, 2012
Risk-free interest rate	0.69%	0.87%
Dividend yield	—	—
Expected volatility	30.91%	30.55%
Expected life in years	6.0	6.0

Summary of Outstanding Stock Options Vested and Exercisable
The following table summarizes information about outstanding stock options, as of May 31, 2013 and 2012, that were (a) vested and (b) exercisable:

	Outstanding Stock Options Already Vested and Expected to Vest		Options that are Exercisable
	2013	2012	2013	2012
Number of outstanding options	35,967,289	34,751,708	24,620,247	21,266,528
Weighted average remaining contractual life	6.8 years	6.1 years	6.4 years	5.7 years
Weighted average exercise price per share	$7.88	$10.00	$7.88	$10.00
Intrinsic value	—	—	—	—

Summary of RSU Activity
The following table summarizes RSU activity for the years ended May 31, 2013, 2012 and 2011:

	RSUs	Weighted Average Grant Date Fair Value
Outstanding at May 31, 2010	—	$—
Granted	3,835,000	10.00
Vested	—	—
Forfeited	—	—
Outstanding at May 31, 2011	3,835,000	10.00
Granted	30,000	10.00
Vested	—	—
Forfeited	(200,000)	10.00
Outstanding at May 31, 2012	3,665,000	10.00
Modification impact	(3,665,000)	10.00
Granted	13,631,500	7.88
Vested	—	—
Forfeited	(578,000)	7.88
Outstanding at May 31, 2013	13,053,500	$7.88